WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.9% (a)
Communication Services - 1.6%
Cinemark Holdings, Inc.	1,210	$24,696
Consolidated Communications Holdings, Inc. (b)	2,790	20,088
Emerald Holding, Inc.	8,300	45,816
Entercom Communications Corp. - Class A	4,070	21,367
Entravision Communications Corp. - Class A	2,700	10,908
Gannett Co., Inc. (b)	8,212	44,181
Hemisphere Media Group, Inc. (b)	1,365	15,902
Liberty Latin America Ltd. - Class A (b)	585	7,506
Liberty Latin America Ltd. - Class C (b)	1,945	25,246
Live Nation Entertainment, Inc. (b)	2,414	204,345
MDC Partners, Inc. - Class A (b)	4,400	13,728
Meredith Corp.	675	20,102
MSG Networks, Inc. - Class A (b)	1,780	26,771
National CineMedia, Inc.	4,177	19,298
Sinclair Broadcast Group, Inc. - Class A	1,830	53,546
TEGNA, Inc.	1,995	37,566
		591,066
Consumer Discretionary - 15.9%
The Aaron's Co. Inc.	647	16,615
Adient PLC (b)	2,240	99,008
American Eagle Outfitters, Inc.	2,380	69,591
American Public Education, Inc. (b)	1,440	51,307
Asbury Automotive Group, Inc. (b)	730	143,445
Beazer Homes USA, Inc. (b)	650	13,598
Bed Bath & Beyond, Inc.	1,845	53,782
Big Lots, Inc.	679	46,376
Boyd Gaming Corp. (b)	128	7,547
Brinker International, Inc.	300	21,318
The Buckle Inc.	2,360	92,701
Caesars Entertainment, Inc. (b)	755	66,025
Callaway Golf Co.	1,012	27,071
Carriage Services, Inc.	320	11,261
Carrols Restaurant Group, Inc. (b)	1,120	6,703
Carter's, Inc.	1,128	100,313
Casper Sleep, Inc. (b)	880	6,371
Century Communities, Inc. (b)	1,630	98,322
Chuy's Holdings, Inc. (b)	595	26,370
Citi Trends, Inc.	765	64,092
Cooper Tire & Rubber Co.	800	44,784
Culp, Inc.	800	12,312
Dana, Inc.	865	21,045
Del Taco Restaurants, Inc.	1,170	11,209
Dillard's, Inc. - Class A (c)	120	11,588
Dine Brands Global, Inc.	150	13,504
Ethan Allen Interiors, Inc.	1,900	52,459
Fiesta Restaurant Group, Inc. (b)	1,199	15,095
Foot Locker, Inc.	430	24,187
Fossil Group, Inc. (b)	1,870	23,188
Franchise Group, Inc.	600	21,666
Funko, Inc. - Class A (b)	1,310	25,781
Genesco, Inc. (b)	1,612	76,570
G-III Apparel Group Ltd. (b)	800	24,112
The Goodyear Tire & Rubber Co. (b)	3,825	67,205
Green Brick Partners, Inc. (b)	9,452	214,371
Group 1 Automotive, Inc.	790	124,654
Groupon, Inc. (b)	385	19,460
Guess?, Inc.	1,785	41,948
H&R Block, Inc.	2,500	54,500
Hanesbrands, Inc.	10,145	199,552
Haverty Furniture Cos., Inc.	245	9,112
Helen of Troy Ltd. (b)	177	37,287
Hibbett Sports, Inc. (b)	1,268	87,353
Hilton Grand Vacations, Inc. (b)	1,230	46,113
Hooker Furniture Corp.	1,000	36,460
International Game Technology PLC	2,130	34,187
Jack in the Box, Inc.	320	35,130
Johnson Outdoors, Inc. - Class A	380	54,245
KB Home	350	16,285
Lands' End, Inc. (b)	735	18,235
Laureate Education, Inc. - Class A (b)	995	13,522
La-Z-Boy, Inc.	500	21,240
LGI Homes, Inc. (b)	310	46,286
Lithia Motors, Inc. - Class A	266	103,764
Lumber Liquidators Holdings, Inc. (b)	455	11,430
M/I Homes, Inc. (b)	2,230	131,726
Macy's, Inc.	3,400	55,046
Magnite, Inc. (b)	335	13,939
MarineMax, Inc. (b)	850	41,956
Meritage Homes Corp. (b)	910	83,647
Modine Manufacturing Co. (b)	1,995	29,466
Motorcar Parts of America, Inc. (b)	1,600	36,000
Movado Group, Inc.	930	26,459
Murphy USA, Inc.	352	50,885
Nautilus, Inc. (b)	1,890	29,560
The ODP Corp.	1,366	59,134
OneSpaWorld Holdings Ltd. (b)	1,850	19,703
OneWater Marine, Inc. - Class A (b)	1,000	39,960
Overstock.com, Inc. (b)	110	7,289
Penn National Gaming, Inc. (b)	675	70,767
Penske Automotive Group, Inc.	400	32,096
PetMed Express, Inc.	400	14,070
PlayAGS, Inc. (b)	3,590	29,007
Red Rock Resorts, Inc. - Class A	13,568	442,181
Rent-A-Center, Inc.	2,150	123,969
RH (b)	60	35,796
Rocky Brands, Inc.	280	15,137
Sally Beauty Holdings, Inc. (b)	3,713	74,743
Shoe Carnival, Inc.	190	11,757
Signet Jewelers Ltd. (b)	1,133	65,691
Sleep Number Corp. (b)	110	15,784
Sonic Automotive, Inc. - Class A	1,100	54,527
Sportsman's Warehouse Holdings, Inc. (b)	2,800	48,272
Stamps.com, Inc. (b)	80	15,961
Standard Motor Products, Inc.	861	35,800
Sturm Ruger & Co., Inc.	260	17,178
Superior Group of Cos., Inc.	495	12,583
Taylor Morrison Home Corp. (b)	3,780	116,462
Tenneco, Inc. - Class A (b)	2,330	24,978
The Cato Corp. - Class A	2,800	33,600
The Cheesecake Factory Inc.	395	23,111
The Children's Place, Inc.(b)	430	29,971
The Michaels Cos., Inc. (b)	2,495	54,740
Tilly's, Inc. - Class A (b)	4,295	48,619
Travel + Leisure Co.	720	44,035
Tri Pointe Homes, Inc. (b)	3,000	61,080
Tupperware Brands Corp. (b)	283	7,474
Turtle Beach Corp. (b)	210	5,601
Unifi, Inc. (b)	1,690	46,576
Universal Electronics, Inc. (b)	294	16,161
Urban Outfitters, Inc. (b)	1,315	48,905
Vail Resorts, Inc.	1,222	356,409
Vera Bradley, Inc. (b)	4,950	49,995
Vista Outdoor, Inc. (b)	1,277	40,953
Waitr Holdings, Inc. (b)	–	–
Winnebago Industries, Inc.	170	13,041
Wolverine World Wide, Inc.	3,168	121,398
WW International, Inc. (b)	1,447	45,262
Zumiez, Inc. (b)	3,200	137,280
		5,757,395
Consumer Staples - 5.4%
The Andersons, Inc.	1,375	37,647
B&G Foods, Inc. (c)	1,240	38,514
BellRing Brands, Inc. - Class A (b)	930	21,957
BJ's Wholesale Club Holdings, Inc. (b)	780	34,991
Cal-Maine Foods, Inc. (b)	9,763	375,094
Central Garden & Pet Co. (b)	700	40,607
Darling Ingredients, Inc. (b)	1,475	108,530
Edgewell Personal Care Co.	225	8,910
Energizer Holdings, Inc.	300	14,238
Flowers Foods, Inc.	5,737	136,541
Hostess Brands, Inc. (b)	4,770	68,402
Ingles Markets, Inc. - Class A	710	43,771
Inter Parfums, Inc.	150	10,639
Lancaster Colony Corp.	535	93,818
Natural Grocers by Vitamin Cottage, Inc.	2,500	43,875
Nu Skin Enterprises, Inc. - Class A	440	23,272
Performance Food Group Co. (b)	1,475	84,975
Post Holdings, Inc. (b)	3,215	339,890
Primo Water Corporation (b)	625	10,163
Rite Aid Corp. (b)	2,100	42,966
Seaboard Corp.	49	180,810
The Simply Good Foods Co. (b)	220	6,692
SpartanNash Co.	1,855	36,414
Sprouts Farmers Market, Inc. (b)	900	23,958
United Natural Foods, Inc. (b)	605	19,929
USANA Health Sciences, Inc. (b)	400	39,040
Vector Group Ltd.	526	7,338
Village Super Market, Inc. - Class A	1,000	23,570
Weis Markets, Inc.	400	22,608
		1,939,159
Energy - 4.8%
Antero Resources Corp. (b)	1,510	15,402
Berry Corp.	6,100	33,611
Bonanza Creek Energy, Inc. (b)	4,626	165,287
BP Midstream Partners LP	1,200	15,192
Cactus, Inc. - Class A	700	21,434
ChampionX Corp. (b)	4,222	91,744
Cimarex Energy Co.	2,095	124,422
Clean Energy Fuels Corp. (b)	775	10,648
CNX Resources Corp. (b)	3,005	44,173
CONSOL Energy, Inc. (b)	2,475	24,057
Core Laboratories NV	300	8,637
CVR Energy, Inc.	500	9,590
Denbury, Inc. (b)	1,050	50,284
Dril-Quip, Inc. (b)	800	26,584
Earthstone Energy, Inc. - Class A (b)	5,000	35,750
Equitrans Midstream Corp.	6,400	52,224
Frank's International NV (b)	9,600	34,080
Green Plains, Inc. (b)	400	10,828
Helix Energy Solutions Group, Inc. (b)	10,900	55,045
Hoegh LNG Partners LP	600	8,724
HollyFrontier Corp.	700	25,046
Kosmos Energy Ltd.	10,300	31,621
Liberty Oilfield Services, Inc. - Class A	2,700	30,483
Magnolia Oil & Gas Corp. - Class A (b)	905	10,389
Matador Resources Co.	660	15,477
NexTier Oilfield Solutions, Inc. (b)	11,100	41,292
Noble Midstream Partners LP	1,800	26,100
Northern Oil and Gas, Inc. (b)	3,400	41,072
Oasis Petroleum, Inc.	950	56,420
Oil States International, Inc. (b)	1,500	9,045
OVINTIV, Inc. (b)	2,320	55,262
Patterson-UTI Energy, Inc.	2,020	14,403
PBF Energy, Inc. - Class A	1,200	16,980
PDC Energy, Inc. (b)	2,687	92,433
Penn Virginia Corp. (b)	1,800	24,120
ProPetro Holding Corp. (b)	2,400	25,584
Range Resources Corp. (b)	6,875	71,019
Rattler Midstream LP	1,900	20,197
REX American Resources Corp. (b)	300	25,251
RPC, Inc. (b)	3,020	16,308
Scorpio Tankers, Inc.	730	13,476
Select Energy Services, Inc. - Class A (b)	4,000	19,920
Shell Midstream Partners LP	1,900	25,346
Solaris Oilfield Infrastructure, Inc. - Class A	3,500	42,945
Southwestern Energy Co. (b)	7,512	34,931
Technip Energies NV - ADR (b)	180	2,695
TechnipFMC PLC	1,300	10,036
Transocean Ltd. (b)	3,790	13,455
US Silica Holdings, Inc.	965	11,860
Whiting Petroleum Corp. (b)	1,400	49,630
World Fuel Services Corp.	600	21,120
		1,731,632
Financials - 31.9%
1st Source Corp.	600	28,548
AllianceBernstein Holding LP	600	23,994
Altabancorp	1,894	79,624
Amalgamated Financial Corp.	1,000	16,590
Ambac Financial Group, Inc. (b)	2,200	36,828
Amerant Bancorp, Inc. (b)	2,174	40,371
America First Multifamily Investors LP	2,600	14,378
American Equity Investment Life Holding Co.	2,220	69,997
AMERISAFE, Inc.	560	35,840
Apollo Commercial Real Estate Finance, Inc.	2,690	37,579
Arbor Realty Trust, Inc.	375	5,962
Argo Group International Holdings Ltd.	1,360	68,435
Arlington Asset Investment Corp. - Class A (b)	2,700	10,908
Artisan Partners Asset Management, Inc. - Class A	2,395	124,947
Associated Banc-Corp	3,278	69,953
Axis Capital Holdings Ltd.	950	47,092
BancFirst Corp.	1,735	122,647
Bank OZK	11,106	453,680
Bank7 Corp.	790	13,912
BankUnited, Inc.	3,198	140,552
Bar Harbor Bankshares	800	23,536
Berkshire Hills Bancorp, Inc.	3,880	86,602
Blackstone Mortgage Trust, Inc. - Class A	475	14,725
BOK Financial Corp.	3,036	271,176
Bridgewater Bancshares, Inc. (b)	1,000	16,150
Brighthouse Financial, Inc. (b)	800	35,400
Brightsphere Investment Group, Inc.	1,900	38,722
Brookline Bancorp, Inc.	2,700	40,500
Bryn Mawr Bank Corp.	600	27,306
Cadence BanCorp	12,287	254,709
Camden National Corp.	300	14,358
Cathay General Bancorp	5,496	224,127
Central Pacific Financial Corp.	1,000	26,680
Chemung Financial Corp.	170	7,109
CIT Group, Inc.	1,300	66,963
City Holding Co.	499	40,808
Civista Bancshares, Inc.	600	13,764
CNB Financial Corp.	600	14,766
CNO Financial Group, Inc.	1,900	46,151
Colony Credit Real Estate, Inc.	4,200	35,784
Columbia Banking System, Inc.	1,170	50,415
Community Bank System, Inc.	610	46,799
The Community Financial Corp.	770	26,372
Community Trust Bancorp, Inc.	700	30,821
ConnectOne Bancorp, Inc.	1,500	38,025
Cowen, Inc. - Class A	1,600	56,240
CrossFirst Bankshares, Inc. (b)	2,275	31,372
Customers Bancorp, Inc. (b)	1,700	54,094
CVB Financial Corp.	3,525	77,867
Diamond Hill Investment Group, Inc.	140	21,841
Dime Community Bancshares, Inc.	1,538	46,355
Eagle Bancorp, Inc.	1,040	55,338
Eastern Bankshares, Inc.	2,815	54,301
Employers Holdings, Inc.	1,000	43,060
Encore Capital Group, Inc. (b)	835	33,592
Enova International, Inc. (b)	260	9,225
Enstar Group Ltd. (b)	1,547	381,691
Equity Bancshares, Inc. - Class A (b)	1,200	32,880
Essent Group Ltd.	1,195	56,751
Evercore, Inc. - Class A	200	26,348
FB Financial Corp.	1,143	50,818
Federal Agricultural Mortgage Corp. - Class C	400	40,288
Federated Hermes, Inc.	3,020	94,526
Financial Institutions, Inc.	800	24,232
First BanCorp	10,315	116,147
First Busey Corp.	900	23,085
First Business Financial Services, Inc.	400	9,892
First Community Bankshares, Inc.	2,328	69,817
First Financial Bancorp	1,700	40,800
First Financial Corp.	1,301	58,558
First Hawaiian, Inc.	1,900	52,003
First Internet Bancorp	700	24,661
First Interstate BancSystem, Inc. - Class A	1,298	59,760
First Merchants Corp.	735	34,177
First Midwest Bancorp Inc.	2,000	43,820
First United Corp.	370	6,519
Flagstar Bancorp, Inc.	460	20,746
Flushing Financial Corp.	2,100	44,583
FNB Corp.	3,000	38,100
FS Bancorp, Inc.	200	13,440
Fulton Financial Corp.	5,010	85,320
Genworth Financial, Inc. - Class A (b)	5,730	19,024
Glacier Bancorp, Inc.	1,607	91,728
Global Indemnity Group LLC - Class A	1,814	53,767
Granite Point Mortgage Trust, Inc.	4,860	58,174
Great Ajax Corp.	1,913	20,852
Great Southern Bancorp, Inc.	600	34,002
Great Western Bancorp, Inc.	1,915	58,005
Greenhill & Co., Inc.	2,200	36,256
Hancock Whitney Corp.	3,196	134,264
Hanmi Financial Corp.	2,600	51,298
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	465	26,086
Heritage Insurance Holdings, Inc.	449	4,975
Hilltop Holdings, Inc.	700	23,891
Home BancShares, Inc.	4,110	111,175
HomeStreet, Inc.	900	39,663
HomeTrust Bancshares, Inc.	400	9,740
Hope Bancorp, Inc.	8,585	129,290
Horace Mann Educators Corp.	1,040	44,938
Horizon Bancorp, Inc.	1,320	24,526
Independent Bank Corp.	993	23,475
International Bancshares Corp.	3,310	153,650
Invesco Mortgage Capital, Inc. (c)	6,392	25,632
Investors Bancorp, Inc.	8,000	117,520
James River Group Holdings Ltd.	500	22,810
Lakeland Bancorp, Inc.	2,200	38,346
Lazard Ltd. - Class A	1,100	47,861
Live Oak Bancshares, Inc.	3,723	254,988
Luther Burbank Corp.	1,900	22,477
Marlin Business Services Corp.	750	10,230
Mercantile Bank Corp.	1,623	52,699
Meridian Bancorp, Inc.	600	11,052
Meta Financial Group, Inc.	170	7,703
Metropolitan Bank Holding Corp. (b)	500	25,180
MFA Financial, Inc.	11,475	46,703
Midland States Bancorp, Inc.	1,500	41,610
MidWestOne Financial Group, Inc.	800	24,776
Mr. Cooper Group, Inc. (b)	7,641	265,601
National Bank Holdings Corp. - Class A	245	9,722
National Western Life Group, Inc. - Class A	639	159,111
Navient Corp.	5,592	80,022
NBT Bancorp, Inc.	1,018	40,618
New York Mortgage Trust, Inc.	4,260	19,042
NMI Holdings, Inc. - Class A (b)	375	8,865
Northfield Bancorp, Inc.	1,500	23,880
Northrim BanCorp, Inc.	970	41,235
OceanFirst Financial Corp.	1,700	40,698
OP Bancorp	1,466	15,422
Oppenheimer Holdings, Inc. - Class A	215	8,611
Orrstown Financial Services, Inc.	700	15,610
PacWest Bancorp	1,300	49,595
Peapack Gladstone Financial Corp.	1,400	43,232
PennyMac Financial Services, Inc.	110	7,356
PennyMac Mortgage Investment Trust	1,245	24,402
Peoples Bancorp, Inc.	2,190	72,642
Popular, Inc.	690	48,521
PRA Group, Inc. (b)	1,385	51,342
Preferred Bank	600	38,208
Premier Financial Corp.	5,061	168,329
Primis Financial Corp.	1,600	23,264
ProAssurance Corp.	11,745	314,296
PROG Holdings, Inc.	4,270	184,848
Prosperity Bancshares, Inc.	299	22,392
Provident Financial Services, Inc.	4,485	99,926
Pzena Investment Management, Inc. - Class A	4,566	48,080
Radian Group, Inc.	1,240	28,830
RBB Bancorp	800	16,216
Redwood Trust, Inc.	825	8,589
Regional Management Corp.	295	10,225
Reinsurance Group of America, Inc.	814	102,605
Reliant Bancorp, Inc.	725	20,822
RenaissanceRe Holdings Ltd.	568	91,022
Republic Bancorp Inc. - Class A	1,333	59,039
S&T Bancorp, Inc.	1,490	49,915
Sandy Spring Bancorp, Inc.	1,020	44,299
SB Financial Group, Inc.	1,360	24,834
Selective Insurance Group, Inc.	405	29,379
Selectquote, Inc. (b)	1,685	49,724
Sierra Bancorp	500	13,400
Silvergate Capital Corp. - Class A (b)	90	12,795
Simmons First National Corp. - Class A	2,995	88,862
SiriusPoint Ltd. (b)	3,300	33,561
SLM Corp.	2,300	41,331
Southern Missouri Bancorp, Inc.	300	11,826
State Auto Financial Corp.	1,400	27,594
StepStone Group, Inc. - Class A	470	16,577
Sterling Bancorp	21,577	496,703
Stewart Information Services Corp.	1,200	62,436
Stifel Financial Corp.	1,762	112,874
Stock Yards Bancorp, Inc.	1,285	65,612
Synovus Financial Corp.	1,000	45,750
Territorial Bancorp, Inc.	600	15,876
Texas Capital Bancshares, Inc. (b)	1,790	126,947
The First of Long Island Corp.	4,393	93,351
The Hanover Insurance Group, Inc.	360	46,606
Towne Bank	1,300	39,520
TPG RE Finance Trust, Inc.	3,458	38,730
TriCo Bancshares	300	14,211
TriState Capital Holdings, Inc. (b)	1,300	29,978
Triumph Bancorp, Inc. (b)	133	10,293
TrustCo Bank Corp.	4,700	34,639
Trustmark Corp.	2,914	98,085
Two Harbors Investment Corp.	1,570	11,508
UMB Financial Corp.	200	18,466
Umpqua Holdings Corp.	2,000	35,100
United Bankshares Inc.	4,590	177,082
United Community Banks Inc.	2,035	69,434
Unity Bancorp, Inc.	730	16,060
Univest Financial Corp.	3,334	95,319
Valley National Bancorp	3,015	41,426
Victory Capital Holdings, Inc. - Class A	1,400	35,784
Waddell & Reed Financial, Inc. - Class A	1,560	39,078
Washington Federal, Inc.	2,450	75,460
Washington Trust Bancorp, Inc.	450	23,233
Webster Financial Corp.	830	45,741
Wintrust Financial Corp.	650	49,270
WisdomTree Investments, Inc.	2,527	15,794
		11,550,899
Health Care - 3.4%
Abeona Therapeutics, Inc. (b)	4,565	8,582
Albireo Pharma, Inc. (b)	345	12,161
Allscripts Healthcare Solutions, Inc. (b)	855	12,838
Anika Therapeutics, Inc. (b)	330	13,461
Atara Biotherapeutics, Inc. (b)	1,560	22,401
Brookdale Senior Living, Inc. (b)	1,170	7,079
Coherus Biosciences, Inc. (b)	2,790	40,762
Community Health Systems, Inc. (b)	1,360	18,387
Constellation Pharmaceuticals, Inc. (b)	405	9,473
Covetrus, Inc. (b)	825	24,725
Endo International PLC (b)	1,065	7,892
Enzo Biochem, Inc. (b)	2,650	9,116
Five Prime Therapeutics, Inc. (b)	443	16,688
G1 Therapeutics, Inc. (b)	470	11,308
Hanger, Inc. (b)	4,433	101,161
HealthStream, Inc. (b)	250	5,585
ImmunoGen, Inc. (b)	2,810	22,761
Integer Holdings Corp. (b)	916	84,364
LivaNova PLC (b)	1,833	135,147
MacroGenics, Inc. (b)	905	28,824
MEDNAX, Inc. (b)	1,095	27,890
Mirum Pharmaceuticals, Inc. (b)	325	6,442
National HealthCare Corp.	653	50,875
Natus Medical, Inc. (b)	7,085	181,447
Novavax, Inc. (b)	459	83,221
Owens & Minor, Inc.	1,495	56,197
Paratek Pharmaceuticals, Inc. (b)	1,150	8,119
Patterson Cos., Inc.	2,035	65,018
Spectrum Pharmaceuticals, Inc. (b)	4,790	15,616
Taro Pharmaceutical Industries Ltd. (b)	660	48,675
Tenet Healthcare Corp. (b)	466	24,232
Tivity Health, Inc. (b)	945	21,092
Triple-S Management Corp. - Class B (b)	958	24,937
Vanda Pharmaceuticals, Inc. (b)	1,400	21,028
ViewRay, Inc. (b)	2,155	9,374
		1,236,878
Industrials - 17.1%
AAR Corp.	2,855	118,911
ABM Industries, Inc.	2,385	121,659
ACCO Brands Corp.	5,600	47,264
Acuity Brands, Inc.	200	33,000
Aerojet Rocketdyne Holdings, Inc.	478	22,447
Allegiant Travel Co.	788	192,319
Altra Industrial Motion Corp.	545	30,149
Apogee Enterprises, Inc.	600	24,528
Argan, Inc.	290	15,471
Armstrong Flooring, Inc. (b)	4,700	22,983
ASGN, Inc. (b)	555	52,969
Atkore International Group, Inc. (b)	200	14,380
AZZ, Inc.	1,210	60,923
Barnes Group, Inc.	372	18,429
Beacon Roofing Supply, Inc. (b)	395	20,666
BGSF, Inc.	1,000	14,000
Blue Bird Corp. (b)	1,500	37,545
Boise Cascade Co.	790	47,266
CBIZ, Inc. (b)	720	23,515
Chart Industries, Inc. (b)	160	22,776
Cimpress PLC (b)	615	61,580
CIRCOR International, Inc. (b)	435	15,147
Colfax Corp. (b)	6,258	274,163
Columbus McKinnon Corp.	300	15,828
Comfort Systems USA, Inc.	500	37,385
Concrete Pumping Holdings, Inc. (b)	2,790	20,674
Cornerstone Building Brands, Inc. (b)	585	8,208
Costamare, Inc.	710	6,830
Covanta Holding Corp.	535	7,415
Crane Co.	300	28,173
CSW Industrials, Inc.	128	17,280
Curtiss-Wright Corp.	290	34,394
Deluxe Corp.	1,115	46,785
Douglas Dynamics, Inc.	1,062	49,011
Ducommun, Inc. (b)	515	30,900
DXP Enterprises, Inc. (b)	2,725	82,213
EMCOR Group, Inc.	2,052	230,152
Encore Wire Corp.	700	46,991
EnerSys	520	47,216
Ennis, Inc.	1,800	38,430
EnPro Industries, Inc.	600	51,162
Flowserve Corp.	530	20,569
Fluor Corp.	3,365	77,698
Forward Air Corp.	300	26,643
Franklin Electric Co., Inc.	1,100	86,834
FTI Consulting, Inc. (b)	200	28,022
GATX Corp.	290	26,895
GP Strategies Corp. (b)	1,100	19,195
GrafTech International Ltd.	3,900	47,697
Graham Corp.	800	11,392
Great Lakes Dredge & Dock Corp. (b)	3,200	46,656
The Greenbrier Cos., Inc.	1,000	47,220
Griffon Corp.	600	16,302
H&E Equipment Services, Inc.	400	15,200
Hawaiian Holdings, Inc.	495	13,202
Heidrick & Struggles International, Inc.	1,340	47,865
Herman Miller, Inc.	1,140	46,911
Hillenbrand, Inc.	1,000	47,710
Hub Group, Inc. - Class A (b)	996	67,011
Hyster-Yale Materials Handling, Inc.	972	84,681
Interface, Inc.	3,700	46,176
KBR, Inc.	1,500	57,585
Kelly Services, Inc. - Class A	1,600	35,632
Kennametal, Inc.	700	27,979
Kforce, Inc.	300	16,080
Kimball International, Inc. - Class B	1,500	21,000
Kirby Corp. (b)	3,049	183,794
Knoll, Inc.	2,550	42,100
Korn Ferry	1,150	71,726
ManTech International Corp. - Class A	295	25,650
Masonite International Corp. (b)	440	50,706
MasTec, Inc. (b)	1,075	100,728
Matrix Service Co. (b)	1,700	22,287
Matson, Inc.	990	66,033
Maxar Technologies Inc. (b)	290	10,968
Mercury Systems, Inc. (b)	485	34,265
Meritor, Inc. (b)	1,430	42,071
Mesa Air Group, Inc. (b)	2,090	28,111
Miller Industries, Inc.	500	23,095
Moog, Inc. - Class A	400	33,260
MRC Global, Inc. (b)	4,835	43,660
Mueller Industries, Inc.	3,575	147,826
Mueller Water Products, Inc. - Class A	2,000	27,780
MYR Group, Inc. (b)	400	28,668
National Presto Industries, Inc.	330	33,683
Navistar International Corp. (b)	580	25,537
NOW, Inc. (b)	3,695	37,283
PGT Innovations, Inc. (b)	685	17,296
Powell Industries, Inc.	700	23,709
Preformed Line Products Co.	300	20,625
Primoris Services Corp.	1,765	58,474
Resideo Technologies, Inc. (b)	3,930	111,023
Resources Connection, Inc.	2,900	39,266
Rexnord Corp.	795	37,437
Rush Enterprises, Inc. - Class A	1,000	49,830
Schneider National, Inc. - Class B	600	14,982
Sensata Technologies Holding PLC (b)	905	52,445
SP Plus Corp. (b)	320	10,493
Spirit Airlines, Inc. (b)	2,260	83,394
SPX FLOW, Inc.	2,749	174,094
Steelcase, Inc. - Class A	3,100	44,609
Stericycle, Inc. (b)	2,317	156,421
Sterling Construction Co., Inc. (b)	1,000	23,200
Terex Corp.	345	15,894
Thermon Group Holdings, Inc. (b)	2,500	48,725
TriMas Corp. (b)	3,019	91,536
Triton International Ltd.	1,100	60,489
Triumph Group, Inc.	900	16,542
TrueBlue, Inc. (b)	2,300	50,646
Tutor Perini Corp. (b)	2,000	37,900
UFP Industries, Inc.	810	61,430
Universal Logistics Holdings, Inc.	1,000	26,310
US Ecology, Inc. (b)	400	16,656
Valmont Industries, Inc.	200	47,534
Vectrus, Inc. (b)	1,220	65,197
Veritiv Corp. (b)	512	21,780
Wabash National Corp.	5,165	97,102
Watts Water Technologies, Inc. - Class A	255	30,297
Welbilt, Inc. (b)	2,780	45,175
WESCO International, Inc. (b)	3,887	336,342
WillScot Mobile Mini Holdings Corp. (b)	2,301	63,853
		6,203,229
Information Technology - 7.7%
3D Systems Corp. (b)	1,130	31,007
Ambarella, Inc. (b)	692	69,470
Amkor Technology, Inc.	3,675	87,134
Avaya Holdings Corp. (b)	1,285	36,019
Avnet, Inc.	1,200	49,812
Axcelis Technologies, Inc. (b)	235	9,656
Belden, Inc.	1,030	45,701
BM Technologies, Inc. (b)	446	5,196
Broadridge Financial Solutions, Inc.	674	103,189
Cardtronics PLC - Class A (b)	245	9,506
Casa Systems, Inc. (b)	1,200	11,436
Cass Information Systems, Inc.	900	41,643
Cerence, Inc. (b)	430	38,519
Cirrus Logic, Inc. (b)	161	13,651
Cloudera, Inc. (b)	745	9,067
Cohu, Inc.	1,395	58,367
Comtech Telecommunications Corp.	1,740	43,222
Concentrix Corp. (b)	424	63,481
CSG Systems International, Inc.	300	13,467
Diebold Nixdorf, Inc. (b)	2,450	34,618
Diodes, Inc. (b)	600	47,904
Ebix, Inc.	800	25,624
ePlus, Inc. (b)	220	21,921
FormFactor, Inc. (b)	885	39,922
II-VI, Inc. (b)	260	17,776
Insight Enterprises, Inc. (b)	560	53,435
Kimball Electronics, Inc. (b)	900	23,220
Lumentum Holdings, Inc. (b)	284	25,943
MACOM Technology Solutions Holdings, Inc. (b)	640	37,133
Methode Electronics, Inc.	1,130	47,437
MTS Systems Corp.	180	10,476
NETGEAR, Inc. (b)	300	12,330
NVE Corp.	417	29,232
OSI Systems, Inc. (b)	665	63,907
PC Connection, Inc.	840	38,968
Perspecta, Inc.	270	7,844
Photronics, Inc. (b)	4,100	52,726
Plantronics, Inc.	330	12,840
Plexus Corp. (b)	100	9,184
Powerfleet, Inc. (b)	1,480	12,166
Quantum Corp. (b)	1,040	8,663
Rackspace Technology, Inc. (b)	2,220	52,792
Rambus, Inc. (b)	6,595	128,207
Rogers Corp. (b)	319	60,039
Sanmina Corp. (b)	3,233	133,782
ScanSource, Inc. (b)	1,570	47,021
SecureWorks Corp. - Class A (b)(c)	915	12,243
Semtech Corp. (b)	680	46,920
SMART Global Holdings, Inc. (b)	1,155	53,153
StarTek, Inc. (b)	6,190	49,210
Super Micro Computer, Inc. (b)	1,915	74,800
Sykes Enterprises, Inc. (b)	840	37,027
Synaptics, Inc. (b)	685	92,763
SYNNEX Corp.	424	48,692
Ultra Clean Holdings, Inc. (b)	1,114	64,656
Unisys Corp. (b)	369	9,380
Veeco Instruments, Inc. (b)	2,695	55,894
Vishay Intertechnology, Inc.	2,040	49,123
WNS Holdings Ltd. - ADR (b)	4,008	290,340
Xperi Holding Corp.	4,889	106,434
		2,785,288
Materials - 4.7%
Alcoa Corp. (b)	2,260	73,427
American Vanguard Corp.	1,800	36,738
Arconic Corp. (b)	730	18,535
Ashland Global Holdings, Inc.	2,572	228,316
Avient Corp.	935	44,197
Cabot Corp.	730	38,281
Century Aluminum Co. (b)	835	14,746
Clearwater Paper Corp. (b)	325	12,226
Cleveland-Cliffs, Inc.	5,305	106,684
Coeur Mining, Inc. (b)	1,685	15,216
Commercial Metals Co.	1,545	47,648
Domtar Corp.	2,440	90,158
FutureFuel Corp.	600	8,718
Glatfelter Corp.	800	13,720
Greif, Inc. - Class A	720	41,040
Hawkins, Inc.	400	13,408
HB Fuller Co.	200	12,582
Hecla Mining Co.	6,465	36,786
Innospec, Inc.	745	76,504
Kaiser Aluminum Corp.	420	46,410
Koppers Holdings, Inc. (b)	345	11,992
Livent Corp. (b)	782	13,544
Materion Corp.	748	49,547
Mercer International, Inc.	2,300	33,097
PQ Group Holdings, Inc.	1,300	21,710
Rayonier Advanced Materials, Inc. (b)	985	8,934
Ryerson Holding Corp. (b)	1,105	18,829
Schnitzer Steel Industries, Inc. - Class A	400	16,716
Summit Materials, Inc. - Class A (b)	2,131	59,711
Tredegar Corp.	2,110	31,671
Trinseo SA	800	50,936
UFP Technologies, Inc. (b)	651	32,433
United States Steel Corp.	3,295	86,230
US Concrete, Inc. (b)	615	45,092
W R Grace & Co.	2,539	151,985
Warrior Met Coal, Inc.	1,000	17,130
Westlake Chemical Partners LP	900	21,618
Worthington Industries, Inc.	875	58,704
		1,705,219
Real Estate - 3.6%
Acadia Realty Trust	2,640	50,081
Alexander's, Inc.	130	36,049
CorEnergy Infrastructure Trust, Inc.	2,310	16,332
CubeSmart	9,367	354,354
Cushman & Wakefield PLC (b)	1,790	29,213
DiamondRock Hospitality Co. (b)	2,980	30,694
Diversified Healthcare Trust	6,587	31,486
Essential Properties Realty Trust, Inc.	412	9,406
Healthcare Realty Trust, Inc.	2,610	79,135
iStar, Inc.	2,601	46,246
Jones Lang LaSalle, Inc. (b)	281	50,310
Lexington Realty Trust	1,955	21,720
National Health Investors, Inc.	616	44,524
Newmark Group, Inc. - Class A	4,435	44,372
Pebblebrook Hotel Trust	2,185	53,074
Piedmont Office Realty Trust, Inc. - Class A	320	5,558
Rayonier, Inc.	3,214	103,651
RE/MAX Holdings, Inc. - Class A	492	19,380
Realogy Holdings Corp. (b)	1,765	26,704
RPT Realty	865	9,870
Sabra Health Care REIT, Inc.	4,700	81,592
Seritage Growth Properties - Class A (b)	1,150	21,102
SITE Centers Corp. (c)	3,160	42,850
Summit Hotel Properties, Inc.	885	8,992
Sunstone Hotel Investors, Inc.	610	7,600
The RMR Group, Inc. - Class A	1,160	47,339
Urban Edge Properties	1,390	22,963
		1,294,597
Utilities - 2.8%
ALLETE, Inc.	1,400	94,066
Avista Corp.	1,100	52,525
Black Hills Corp.	630	42,065
Brookfield Renewable Corp. - Class A	505	23,634
Genie Energy Ltd. - Class B	1,659	10,518
NorthWestern Corp.	800	52,160
ONE Gas, Inc.	362	27,841
Otter Tail Corp.	1,040	48,017
PNM Resources, Inc.	1,040	51,012
Portland General Electric Co.	1,680	79,750
South Jersey Industries, Inc.	10,371	234,177
Southwest Gas Holdings, Inc.	700	48,097
Spire, Inc.	700	51,723
Star Group LP	2,000	21,180
Suburban Propane Partners LP	3,100	45,942
UGI Corp.	2,931	120,200
		1,002,907
Total Common Stocks (Cost $26,184,742)		35,798,269

Total Investments at Value (Cost $26,184,742) - 98.9%		35,798,269
Other Assets in Excess of Liabilities - 1.1%		391,195
Net Assets - 100.0%		$36,189,464

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
REIT Real Estate Investment Trust

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $129,406.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2021:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$35,798,269	$-	$-	$35,798,269
Total	$35,798,269	$-	$-	$35,798,269

Refer to the Portfolio’s Schedules of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.